Note 10: Stockholders' Equity: Issued and Outstanding (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Issued and Outstanding

ISSUED AND OUTSTANDING

On December 20, 2007, the Company issued 400,000,000 (post forward split) common shares to its Directors for cash of $5,000.

Since inception (December 20, 2007) to November 30, 2009, the Company accepted subscriptions for 110,416,000 (post forward split) common shares from 37 investors under a private placement which closed on March 31, 2008. The private placement was not subject to any minimum investment and was priced at $0.0005 per share (post forward split). The Company accepted the subscriptions on various dates throughout the year.

The Company issued 1,259,000 common shares on November 30, 2010 for $62,950 for Accounts Receivable assignment.

The Company issued 741,000 common shares on November 30, 2010 for $37,050 cash in a negotiated transaction with an investor to fund the ongoing operations of the Company.

The Company issued 10,000 common shares on February 28, 2011 for $1,100 pursuant to an Oil and Gas Field Operations Services agreement with the Company.

The Company redeemed on March 28, 2011, 140 million shares of the Company’s common stock at a price of $87,500 or $0.000625 per share from Peter Matousek, the Company’s president and director, at the time. Also on March 28, 2011, the Company redeemed 60 million shares of the Company’s common stock from four shareholders. The purchase price for the 60 million totaled $37,500 or $0.000625 per share. With the redemption of the 200 million shares, the Company reduced its issued and outstanding shares to 312,501,000 shares of common stock as of March 28, 2011.

The Company authorized and approved an aggregate of 112,500 shares for the period ending May 31, 2011 with an average price of $0.1263 per share to the Executive and Board pursuant to a Management and Financial Service Agreement with Mr. Peter Matousek and a Board Member Compensation Agreement with Mr. Peter Matousek and Mr. Donald Lynch. During the fiscal year ending May 31, 2011, the Company issued 75,000 of the 112,500 shares to the Executive and Board with the remaining 37,500 shares issued on June 6, 2011.

The Company issued 18 Million shares on April 12, 2012 for $900,000 pursuant to a twenty-four month agreement with Charles Morgan Securities Inc. On September 20, 2012, the Company and CMS mutually agreed to terminate the IBA agreement between the Company and CMS and the 18 Million shares were cancelled.

The Company authorized and approved an aggregate of 136,129 shares for the period ended May 31, 2012 with an average price of $0.0333 per share to the Executive and Board pursuant to Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Donald Lynch, Mr. Jerry G. Mikolajczyk, Mr. Kevin M. Grapes and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. The Company issued 105,000 of the 136,129 shares to the Board as of May 31, 2012.  The balance,  31,129 shares, cost of $2,106 for the period March 1, 2012 to May 31, 2012, were issued to the Board on June 25, 2012.

The Company issued 20 Million shares on August 31, 2012 for $1,000,000 pursuant to a twenty-four month agreement with Prodigy Asset Management, LLC.

The Company issued 11.7 Million shares on August 31, 2012 for $585,000 pursuant to a Purchase and Sales agreement with Vencedor Energy Partners for the acquisition of 30 oil and gas well locations in Venango County, Pennsylvania.

The Company issued 1,428,571 shares on October 22, 2012 for $5,000 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company issued 16.2 Million shares on October 26, 2012 for $810,000 pursuant to a twelve month Financial Consulting Services Agreement with Vaquero Private Capital, Inc. effective as of June 1, 2012.

The Company issued 243,103  shares on October 26, 2012 for $6,077 for interest and penalties to a 3rd party lender.

The Company authorized and approved 45,000 shares for the period ended August 31, 2012 with an average price of $0.04033 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. The 45,000 shares were issued to the Board on October 26, 2012.

The Company issued 1,162,790 shares on November 12, 2012 for $5,000 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company authorized and approved 45,000 shares for the period ended November 30, 2012 with an average price of $0.012167 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. The 45,000 shares were issued to the Board on December 18, 2012.

The Company issued 54,322  shares on December 18, 2012 for $1,880 for interest and penalties to a 3rd party lender.

The Company issued 423,728 shares on April 17, 2013 for $2,500 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 45,000 shares on April 30, 2013 for the period ended February 28, 2013 with an average price of $0.0109267 per share for Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier.

The Company issued 4,081,633 shares on April 30, 2013 for $40,000 as incentive to enter into a reserve equity financing agreement dated May 7, 2013.

The Company issued 2,061,855 shares on April 30, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 2,857,143 shares on May 2, 2013 for $12,000 pursuant to the conversion of a Convertible Promissory Note dated October 26, 2012.

The Company issued 2,222,222 shares on May 8, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 3,658,537 shares on May 9, 2013 for $15,000  pursuant to the conversion of a Convertible Promissory Note dated October 26, 2012.

The Company issued 1,700,000 shares on May 10, 2013 for $6,800 including $1,300 for interest pursuant to the conversion of a Convertible Promissory Note dated October 26, 2012.

The Company issued 4,811,707 shares on May 13, 2013 for $19,728 including $2,228 for interest pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 45,000 shares on May 31, 2013  for the period ended May 31, 2013 with an average price of $0.010333 per share for Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier.

The Company issued 5,714,286 shares on June 13, 2013 for $12,000 pursuant to the conversion of a Convertible Promissory Note dated December 6, 2012.

The Company issued 5,000,000 shares on June 17, 2013 for $13,750 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 7,380,952 shares on June 19, 2013 for $15,500 pursuant to the conversion of a Convertible Promissory Note dated December 6, 2012.

The Company issued 4,000,000 shares on July 8, 2013 for $4,600 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 9,090,909 shares on July 15, 2013 for $10,000 and 1,363,636 shares for $1,500 for interest, both pursuant to the conversion of a Convertible Promissory Note dated December 6, 2012.

The Company issued 12,195,121 shares on July 22, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 14,285,714 shares on August 9, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 20,689,655 shares on August 20, 2013 for $12,000 pursuant to the Stock and Securities Exchange Agreement for a Convertible Promissory Note dated October 19, 2012.

The Company issued 16,949,152 shares on August 26, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 33,000,000 shares on August 27, 2013 for $16,500 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company issued 20,408,163 shares on September 4, 2013 for $10,000 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company issued 19,186,046 shares on September 9, 2013 for $8,250 pursuant to a Convertible Promissory Note dated October 19, 2012.

The Company issued 27,500,000 shares on September 16, 2013 for $8,250 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 26,950,185 shares on September 17, 2013 for $11,319 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 33,300,000 shares on September 20, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 27,272,727 shares on September 25, 2013 for $9,000 pursuant to the conversion of a Convertible Promissory Note dated January 1, 2013.

The Company issued 20,833,333 shares on October 4, 2013 for $5,000 pursuant to the conversion of a Convertible Promissory Note dated January 1, 2013.

The Company issued 37,500,000 shares on October 11, 2013 for $7,500 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 20,090,864 shares on October 11, 2013 for $5,331 and 7,589,856 shares for $2,014 for interest, both pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 34,090,909 shares on October 17, 2013 for $7,500 pursuant to the conversion of a Convertible Promissory Note dated January 1, 2013.

The Company issued 29,411,764 shares on October 31, 2013 for $5,000 pursuant to the conversion of a Convertible Promissory Note dated January 1, 2013.

The Company cancelled 20 million shares on October 31, 2013 issued to Prodigy Asset Management, LLC pursuant to the mutually agreed termination of  the August 31, 2012 Financing Facilities Consulting Agreement.

The Company issued 7,692,308 shares on November 7, 2013 for $1,000 pursuant to the conversion of a Convertible Promissory Note dated January 1, 2013.

The Company issued 45,000,000 shares on November 8, 2013 for $4,500 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012.

The Company issued 34,454,545 shares on November 14, 2013 for $3,790 pursuant to the conversion of a Convertible Promissory Note dated May 2, 2013.

The Company issued 34,454,545 shares on November 19, 2013 for $3,790 pursuant to the conversion of a Convertible Promissory Note dated May 2, 2013.

The Company issued an aggregate of 90,000 shares for the six month period ending November 30, 2013 with an average price of $0.001267 per share on November 27, 2013 to the Board pursuant to Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail.

The Company issued 6,418,980 shares on November 27, 2013 for $3,903 for interest pursuant to a Convertible Promissory Note dated January 1, 2013.